Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Net sales to third parties from continuing operations		$ 11,347	$ 11,764	$ 23,630	$ 22,870
Sales to discontinued operations					53
Net sales from continuing operations		11,347	11,764	23,630	22,923
Other revenues		275	260	700	556
Cost of goods sold		(3,429)	(3,406)	(7,151)	(6,657)
Gross profit from continuing operations		8,193	8,618	17,179	16,822
Selling, general and administration		(3,368)	(3,585)	(6,854)	(6,915)
Research and Development		(2,441)	(2,051)	(4,501)	(4,350)
Other income		432	989	693	1,192
Other expense		(464)	(1,308)	(1,421)	(1,844)
Operating income from continuing operations		2,352	2,663	5,096	4,905
Income from associated companies		183	176	306	256
Interest expense		(220)	(205)	(459)	(431)
Other financial income and expense		(27)	0	(34)	44
Income before taxes from continuing operations		2,288	2,634	4,909	4,774
Taxes		(421)	(525)	(869)	(797)
Net income from continuing operations		1,867	2,109	4,040	3,977
Net income/loss from discontinued operations before gain on distribution					(101)
Gain on distribution			4,691		4,691
Net income/loss from discontinued operations			4,691		4,590
Net income		1,867	6,800	4,040	8,567
Attributable to
Shareholders of Novartis AG		1,867	6,799	4,043	8,565
Non-controlling interests		$ 0	$ 1	$ (3)	$ 2
Basic earnings per share [abstract]
Weighted average number of shares outstanding used in the basic earnings per share		2,289	2,310	2,281	2,312
Basic earnings per share, Continuing operations	[1]	$ 0.82	$ 0.91	$ 1.77	$ 1.72
Basic earnings per share, Discontinued operations	[1]		2.03		1.98
Basic earnings per share	[1]	$ 0.82	$ 2.94	$ 1.77	$ 3.70
Diluted earnings per share [abstract]
Weighted average number of shares in diluted earnings per share		2,304	2,333	2,299	2,336
Diluted earnings per share, Continuing operations	[1]	$ 0.81	$ 0.90	$ 1.76	$ 1.70
Diluted earnings per share, Discontinued operations	[1]		2.01		1.96
Diluted earnings per share	[1]	$ 0.81	$ 2.91	$ 1.76	$ 3.66

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.